Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended	24 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2009
Income Tax Examination [Line Items]
Income tax benefit	$ 6,647,000	$ 0	$ 7,053,000	$ 0	$ (50,194)
Deferred tax assets valuation allowance					554,267
Thrasys
Income Tax Examination [Line Items]
Long-term capital gain on sale						$ 15,000,000
Interest on tax, accrued	$ 200,000		200,000		200,000
Internal Revenue Service (IRS) | Thrasys
Income Tax Examination [Line Items]
Assertion of tax owed			$ 5,000,000.0		$ 5,000,000
Interest on tax, percentage			4.00%		4.00%
Potential interest expense			$ 3,000,000.0		$ 3,000,000
California Franchise Tax Board | Thrasys
Income Tax Examination [Line Items]
Assertion of tax owed			$ 1,300,000		$ 1,300,000